OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                   	  Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Emerging Markets Fund
           Schedule of Investments  8/31/08 (unaudited)

 Shares                                                          Value

           PREFERRED STOCKS - 2.7 %
           Media - 1.6 %
           Broadcasting - 1.6 %
  865,526  Net Servicos de Comunicacao SA *                   $10,076,589
           Total Media                                        $10,076,589
           Banks - 1.1 %
           Diversified Banks - 1.1 %
  378,950  Banco Itau Holding Financeira                      $ 7,170,328
           Total Banks                                        $ 7,170,328
           TOTAL PREFERRED STOCKS                             $17,246,917
           (Cost  $14,404,637)

           COMMON STOCKS - 97.1 %
           Energy - 21.5 %
           Coal & Consumable Fuels - 3.9 %
14,912,600 Bumi Resources Tbk Pt                              $ 8,857,591
2,049,600  Indo Tambangraya Megah Pt                            6,138,382
5,478,600  Yanzhou Coal Mining  *                               9,499,433
                                                              $24,495,406
           Integrated Oil & Gas - 12.5 %
7,546,500  China Petroleum & Chemical                         $ 7,325,416
  589,300  Gazprom (A.D.R.) * (b)                              22,982,700
  126,550  Lukoil Holding (A.D.R.)                              9,402,665
  708,800  Petrobras Brasileiro (A.D.R.) *                     30,457,136
  163,600  Sasol, Ltd. (A.D.R.)                                 8,996,364
                                                              $79,164,281
           Oil & Gas Equipment & Services - 2.0 %
  140,100  Tenaris SA (A.D.R.) * (b)                          $ 7,662,069
  183,500  TMK (G.D.R.) (144A) * (b)                            4,935,028
                                                              $12,597,097
           Oil & Gas Explration & Production - 1.6 %
6,376,100  CNOOC, Ltd.                                        $ 9,924,582
           Oil & Gas Refining & Marketing - 1.5 %
   99,200  Reliance Industries, Ltd. (G.D.R.) (144A) * (b)    $ 9,552,960
           Total Energy                                       $135,734,326
           Materials - 17.7 %
           Construction Materials - 2.0 %
1,333,044  Pretoria Portland Cement Co.                       $ 5,868,083
10,119,000 PT Indocement Tunggal Prakarsa Tbk                   7,042,502
                                                              $12,910,585
           Diversified Metals & Mining - 6.4 %
  989,692  Companhia Vale do Rio Doce (A.D.R.) (b)            $23,524,979
   78,100  Freeport-McMoRan Copper & Gold, Inc. (Class B)       6,975,892
  347,200  New World Resources BV * (b)                         9,790,743
                                                              $40,291,614
           Fertilizers & Agricultural Chemicals - 2.4 %
  369,200  Israel Chemicals, Ltd.                             $ 6,119,167
1,054,700  Uralkali  *                                          8,913,133
                                                              $15,032,300
           Gold - 1.9 %
1,004,600  IAMGOLD Corp.                                      $ 6,549,992
7,881,375  Zijin Mining Group Co., Ltd.                         5,355,588
                                                              $11,905,580
           Precious Metals & Minerals - 3.2 %
   43,700  Anglo American Platinum Corp., Ltd.                $ 5,508,348
  390,000  Compania de Minas Buenaventura S.A.A. *              9,048,000
  197,700  Impala Platinum Holdings, Ltd. *                     5,573,042
                                                              $20,129,390
           Steel - 1.8 %
   66,700  Evraz Group SA (G.D.R.) *                          $ 5,030,814
  197,500  Kumba Iron Ore, Ltd.                                 6,449,597
                                                              $11,480,411
           Total Materials                                    $111,749,880
           Capital Goods - 15.3 %
           Aerospace & Defense - 1.1 %
  126,400  Elbit Systems, Ltd.                                $ 6,946,483
           Construction & Engineering - 7.9 %
  941,986  Aveng, Ltd.                                        $ 8,083,356
5,288,800  China Communications Construction Co., Ltd.          8,962,713
8,582,000  China Railway Group, Ltd. * (b)                      6,600,701
5,114,000  China Railways Construction Corp. *                  7,032,287
1,157,384  Empressa ICA Sociedad Controladora S.A. de C.V. *    5,207,019
   64,940  Kyeryong Construction Industrial Co., Ltd. *         1,267,972
  103,700  Larsen & Toubro, Ltd.                                6,071,785
  105,500  Orascom Construction Industry                        6,681,322
                                                              $49,907,155
           Construction & Farm Machinery & Heavy Trucks - 2.7 %
  199,020  Daewoo Heavy Industries & Machinery Ltd. *         $ 6,328,892
   23,970  Hyundai Heavy Industries *                           5,229,288
  191,700  Samsung Heavy Industries Co., Ltd. *                 5,461,214
                                                              $17,019,394
           Heavy Electrical Equipment - 0.9 %
  142,400  Bharat Heavy Electricals, Ltd. *                   $ 5,470,838
           Industrial Conglomerates - 2.7 %
1,407,900  Keppel Corp.                                       $ 9,797,471
  531,100  Murray & Roberts Holdings                            7,156,578
                                                              $16,954,049
           Total Capital Goods                                $96,297,919
           Transportation - 2.3 %
           Marine - 1.2 %
3,342,800  China Shipping Development Co., Ltd. *             $ 7,879,581
           Railroads - 1.1 %
  588,100  All America Latina Logistica *                     $ 6,699,007
           Total Transportation                               $14,578,588
           Automobiles & Components - 1.3 %
           Automobile Manufacturers - 1.3 %
3,582,200  PT ASTRA International                             $ 8,092,306
           Total Automobiles & Components                     $ 8,092,306
           Consumer Durables & Apparel - 3.0 %
           Apparel, Accessories & Luxury Goods - 0.8 %
7,300,400  Anta Sports Products, Ltd. *                       $ 5,169,717
           Homebuilding - 1.0 %
  474,960  Cyrela Brazil Realty S.A. *                        $ 5,864,243
           Housewares & Specialties - 1.2 %
  248,490  Woongjin Coway Co., Ltd. *                         $ 7,578,372
           Total Consumer Durables & Apparel                  $18,612,332
           Consumer Services - 0.8 %
           Hotels, Resorts & Cruise Lines - 0.8 %
2,805,600  Indian Hotels Co., Ltd.                            $ 4,902,740
           Total Consumer Services                            $ 4,902,740
           Media - 2.4 %
           Advertising - 1.4 %
  276,600  Focus Media Holding, Ltd. * (b)                    $ 9,050,352
           Movies & Entertainment - 1.0 %
  326,800  CTC Media, Inc. *                                  $ 6,339,920
           Total Media                                        $15,390,272
           Retailing - 3.5 %
           Department Stores - 3.5 %
  505,200  Lojas Renner S.A. *                                $ 9,110,316
7,512,900  New World Department Store China *                   5,646,868
5,030,000  Parkson Retail Group, Ltd.                           7,236,487
                                                              $21,993,671
           Total Retailing                                    $21,993,671
           Food & Drug Retailing - 0.9 %
           Food Retail - 0.9 %
  219,000  X-5 Retail Group NV (G.D.R.) *                     $ 5,930,629
           Total Food & Drug Retailing                        $ 5,930,629
           Food, Beverage & Tobacco - 0.7 %
           Packaged Foods & Meats - 0.7 %
   66,100  Wimm-Bill-Dann * (b)                               $ 4,595,272
           Total Food, Beverage & Tobacco                     $ 4,595,272
           Household & Personal Products - 1.8 %
           Household Products - 0.9 %
   31,300  LG Household & Health Care, Ltd. *                 $ 5,404,731
           Personal Products - 0.9 %
  101,100  Oriflame Cosmetics SA (b)                          $ 5,845,677
           Total Household & Personal Products                $11,250,408
           Banks - 9.5 %
           Diversified Banks - 9.5 %
  366,912  Banco Bradesco S.A. (A.D.R.) (b)                   $ 6,754,850
  526,600  Banco do Brasil S.A.                                 7,656,996
2,233,200  Bumiputra-Commerce Holdings Bhd                      5,451,599
8,876,100  China Construction Bank                              7,207,549
11,558,500 Chinatrust Financial Holding Co., Ltd.               7,421,573
  171,267  Hana Financial Holdings *                            6,032,585
10,490,000 Industrial and Commerical Bank of China              7,202,738
2,147,500  Sberbank RF *                                        5,054,137
   58,339  Uniao de Bancos Brasileiros S.A. (Unibanco)(G.D.R.)  6,975,011
                                                              $59,757,038
           Total Banks                                        $59,757,038
           Diversified Financials - 2.2 %
           Investment Banking & Brokerage - 1.1 %
  830,400  EFG-Hermes Holding SAE *                           $ 7,360,831
           Other Diversified Financial Services - 1.1 %
1,875,200  African Bank Investments, Ltd.                     $ 6,765,128
           Total Diversified Financials                       $14,125,959
           Insurance - 2.6 %
           Life & Health Insurance - 2.6 %
  471,298  Cathay Financial Holding Co., Ltd. (144A)(G.D.R.)(b$ 8,719,013
  133,000  China Life Insurance Co. (A.D.R.) * (b)              7,620,900
                                                              $16,339,913
           Total Insurance                                    $16,339,913
           Real Estate - 1.4 %
           Diversified Real Estate Activities - 1.4 %
20,972,420 Ayala Land, Inc.                                   $ 4,640,828
  953,800  Sistema Hals (G.D.R.)(144A) *                        4,196,720
                                                              $ 8,837,548
           Total Real Estate                                  $ 8,837,548
           Technology Hardware & Equipment - 1.2 %
           Electronic Manufacturing Services - 1.2 %
1,464,289  Hon Hai Precision Industry                         $ 7,353,054
           Total Technology Hardware & Equipment              $ 7,353,054
           Semiconductors - 1.7 %
           Semiconductors - 1.7 %
1,085,040  Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)$10,535,738
           Total Semiconductors                               $10,535,738
           Telecommunication Services - 7.3 %
           Integrated Telecommunication Services - 1.0 %
  254,400  Vimpel-Communications (A.D.R.)                     $ 6,113,232
           Wireless Telecommunication Services - 6.3 %
  277,800  America Movil (A.D.R.) *                           $14,273,364
  341,200  Bharti Televentures *                                6,467,691
   92,300  Mobile Telesystems (A.D.R.) *                        6,276,400
  408,400  MTN Group, Ltd.                                      6,255,493
  116,700  Philippine Long Distance Telephone Co.               6,897,229
                                                              $40,170,177
           Total Telecommunication Services                   $46,283,409
           TOTAL COMMON STOCKS                                $612,361,002
           (Cost  $567,591,853)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 13.1 %
           Securities Lending Collateral  - 13.1 %
           Certificates of Deposit:
2,349,982  CBA, 3.02%, 7/16/09                                $2,349,982
1,174,991  Citibank,  2.73%, 10/30/08                          1,174,991
1,174,991  Abbey National Plc, 3.15%, 8/13/09                  1,174,991
1,175,765  Banco Santander NY, 3.09%, 12/22/08                 1,175,765
1,174,672  Bank of Nova Scotia, 3.18%, 5/5/09                  1,174,672
 422,749   Bank of Scotland NY, 2.89%, 11/4/08                   422,749
1,875,916  Bank of Scotland NY, 3.03%, 9/26/08                 1,875,916
2,114,984  Barclays Bank, 3.18%, 5/27/09                       2,114,984
2,349,982  BNP Paribas NY,  2.72%, 11/3/08                     2,349,982
 986,993   Calyon NY, 2.64%, 9/29/08                             986,993
 234,587   Calyon NY, 2.69%, 1/16/09                             234,587
 138,378   Calyon NY, 2.69%, 1/16/09                             138,378
 871,444   Dexia Bank NY, 3.37%, 9/29/08                         871,444
2,114,984  DNB NOR Bank ASA NY, 2.9%, 6/8/09                   2,114,984
 101,009   Fortis, 3.11%, 9/30/08                                101,009
2,152,584  Intesa SanPaolo S.p.A., 2.72%, 5/22/09              2,152,584
 135,880   NORDEA NY, 2.72%, 4/9/09                              135,880
 112,682   NORDEA NY, 2.73%, 12/1/08                             112,682
1,174,993  Royal Bank of Canada NY, 2.6%, 9/5/08               1,174,993
1,762,487  Royal Bank of Canada NY, 3.0%, 8/7/09               1,762,487
 705,252   Bank of Scotland NY, 2.96%, 11/3/08                   705,252
 136,270   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08         136,270
 234,576   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09         234,576
2,114,984  Svenska Bank NY, 2.7%, 7/8/09                       2,114,984
1,480,489  Toronto Dominion Bank NY, 2.77%, 9/5/08             1,480,489
 704,995   Toronto Dominion Bank NY, 2.75%, 11/5/08              704,995
1,174,991  Wachovia, 3.62%, 10/28/08                           1,174,991
                                                              $30,151,610
           Commercial Paper:
 233,678   Dexdel, 2.7%, 11/10/08                             $  233,678
2,332,991  JP Morgan Chase & Co., 1.42%, 12/3/08               2,332,991
 233,797   Met Life, Inc., 2.7%, 11/3/08                         233,797
2,349,982  HSBC Securities, Inc., 2.88%, 9/29/08               2,349,982
2,307,683  Honda Finance Corp., 2.92%, 7/14/09                 2,307,683
1,171,143  Royal Bank of Scotland, 2.66%, 10/14/08             1,171,143
 704,913   John Deere Capital Corp., 2.78%, 12/12/08             704,913
2,349,982  Monumental Global Funding, Ltd., 3.24%, 8/17/09     2,349,982
2,114,984  New York Life Global, 2.98%, 9/4/09                 2,114,984
2,349,982  Societe Generale, 3.29%, 9/4/09                     2,349,982
 223,673   Bank Bovespa NY, 2.79%, 3/12/09                       223,673
1,057,328  General Electric Capital Corp., 2.77%, 1/5/09       1,057,328
1,174,658  General Electric Capital Corp., 2.82%, 3/16/09      1,174,658
1,174,991  CME Group, Inc., 3.0%, 8/6/09                       1,174,991
 434,579   IBM, 3.18%, 2/13/09                                   434,579
1,174,991  IBM, 3.18%, 6/26/09                                 1,174,991
2,114,984  Met Life Global Funding, 3.16%, 6/12/09             2,114,984
2,349,982  U.S. Bank, 2.912%, 8/24/09                          2,349,982
 234,744   Wachovia Corp., 2.85%, 10/28/08                       234,744
1,997,485  WestPac, 3.18%, 6/1/09                              1,997,485
                                                              $28,086,552
           Mutual Funds:
1,762,487  AIM Short Term Investment Trust, 2.47%             $1,762,487
1,762,487  Dreyfus Preferred Money Market Fund, 3.18%          1,762,487
                                                              $3,524,973
           Tri-party Repurchase Agreements:
7,049,947  ABN Amro, 2.11%, 9/2/08                            $7,049,947
 882,183   Barclays Capital Markets, 2.11%, 9/2/08               882,183
 535,349   Deutsche Bank, 2.11%, 9/2/08                          535,349
8,271,938  Lehman Brothers, 2.11%, 9/2/08                      8,271,938
                                                              $16,739,418
           Time Deposit:
3,524,973  SunTrust Banks, Inc., 1.875%, 9/2/08               $3,524,973
           Other:
 350,482   ABS CFAT 2008-A A1, 3.005%, 4/27/09                $  350,482
           Total Securities Lending Collateral                $ 82,378,008
           TOTAL TEMPORARY CASH INVESTMENTS                   $ 82,378,008
           (Cost  $82,378,008)
           TOTAL INVESTMENT IN SECURITIES - 112.9 %           $711,985,927
           (Cost  $664,374,498)(a)
           OTHER ASSETS AND LIABILITIES - (12.9) %            $(81,215,743)
           TOTAL NET ASSETS - 100.0 %                         $630,770,184

       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt

(G.D.R.)   Global Depositary Receipt

  (144A)   Security is exempt from registration under Rule 144A of the
           Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2008, the value of these securities amounted to $27,403,721 or 4.3% of total net assets.

     (a) At August 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $664,374,498 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $ 253,336,163

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (205,724,734)

           Net unrealized gain                                  $ 47,611,429

     (b)   At August 31, 2008, the following securities were out on loan:

  Shares                       Description                         Value
       338,Banco Bradesco S.A. (A.D.R.)                       $6,226,262
           Cathay Financial Holding Co., Ltd. (144A)(G.D.R.)      38,556
       131,China Life Insurance Co. (A.D.R.) *                 7,540,680
    5,237,6China Railway Group, Ltd. *                         4,054,118
       505,Companhia Vale do Rio Doce (A.D.R.)                 12,008,604
       273,Focus Media Holding, Ltd. *                         8,948,593
       133,Gazprom (A.D.R.) *                                  5,202,600
       299,New World Resources BV *                            8,434,675
       100,Oriflame Cosmetics SA                               5,790,044
         16Reliance Industries, Ltd. (G.D.R.) (144A) *         1,608,210
       375,Taiwan Semiconductor Manufacturing Co. (A.D.R.)     3,641,250
       137,Tenaris SA (A.D.R.) *                               7,492,530
         45TMK (G.D.R.) (144A) *                               1,098,000
         15Uniao de Bancos Brasileiros S.A. (Unibanco)(G.D.R.) 1,793,400
         65Wimm-Bill-Dann *                                    4,518,800
           Total                                              $78,396,322


           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                      	      Investment      Other Financial
                                     	      in Securities    Instruments
Level 1 - Quoted Prices                       $215,609,008          0
Level 2 - Other Significant Observable Inputs  496,376,919      1,320,076
Level 3 - Significant Unobservable Inputs	    0		    0
Total                                         $711,985,927      1,320,076


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.